Schedule of discounted lease payments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 91,354
Total discounted lease payments	91,354
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	23,693
Total discounted lease payments	23,693
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	60,680
Total discounted lease payments	60,680
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	6,981
Total discounted lease payments	$ 6,981